Schedule of restricted share activities (Details)		6 Months Ended
		Jun. 30, 2026 $ / shares shares	Jun. 30, 2026 ¥ / shares shares	Jun. 30, 2025 $ / shares shares	Jun. 30, 2025 ¥ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-Average Grant Date Fair Value, Vested | (per share)		$ 84.8352	¥ 575.6151	$ 104.7690	¥ 750.5330
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Restricted Shares Granted, Unvested, Beginning balance | shares	[1]	563	563	3,057	3,057
Weighted-Average Grant Date Fair Value, Unvested, Beginning balance | $ / shares	[1]	$ 116.0425		$ 164.1640
Number of Restricted Shares Granted, Awarded | shares	[1]			37,910	37,910
Weighted-Average Grant Date Fair Value, Awarded | $ / shares	[1]			$ 30.2925
Number of Restricted Shares Granted, Vested | shares	[1]	(348)	(348)	(39,392)	(39,392)
Weighted-Average Grant Date Fair Value, Vested | $ / shares	[1]	$ 113.2040		$ 34.8285
Number of Restricted Shares Granted, Unvested, Ending balance | shares	[1]	215	215	1,575	1,575
Weighted-Average Grant Date Fair Value, Unvested, Ending balance | $ / shares	[1]	$ 120.6310		$ 176.1795

[1]	The shares is presented on a retroactive basis to reflect the Company’s Share Consolidation on July 20, 2026 (Note 15).